Borrowings - Innoven Capital Term Loan (Details) $ / shares in Units, ₨ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 20, 2017 INR (₨)	Mar. 31, 2014 INR (₨)	Nov. 30, 2013 INR (₨)	Mar. 31, 2018 USD ($) tranche installment $ / shares shares	Mar. 31, 2018 INR (₨) tranche installment	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2014 INR (₨) loan	Mar. 31, 2018 INR (₨) shares
Borrowings
Proceeds of borrowings				$ 21,506	₨ 1,400,239		₨ 726,616
Early repayment of loan				$ 9,150	₨ 595,734	₨ 436,210	₨ 497,684
Term Loan | Initial Loan | Yatra Online Private Limited
Borrowings
Early repayment of loan	₨ 10,309
Prepayment charges	₨ 200
Term Loan | Innoven capital | Initial Loan
Borrowings
Term loan amount		₨ 250,000						₨ 250,000
Number of tranches for loan amount receivable | loan								2
Term Loan | Innoven capital | Initial Loan | Fixed rate
Borrowings
Interest rate (as a percent)		14.40%						14.40%
Term Loan | Innoven capital | Second Loan
Borrowings
Term loan amount									₨ 1,002,858
Number of tranches for loan amount receivable | tranche				2	2
Warrants outstanding | shares				154,000					154,000
Exercise price of share upon conversion warrant (in dollars per share) | $ / shares				$ 12
Term Loan | Innoven capital | Second Loan | Foreign operations
Borrowings
Term loan amount | $				$ 7,800
Term Loan | Innoven capital | Second Loan | Domestic
Borrowings
Term loan amount									₨ 495
Term Loan | Innoven capital | Second Loan | Fixed rate | Foreign operations
Borrowings
Interest rate (as a percent)				9.00%					9.00%
Term Loan | Innoven capital | Second Loan | Fixed rate | Domestic
Borrowings
Interest rate (as a percent)				14.75%					14.75%
Term Loan - Tranche 1 | Innoven capital | Initial Loan
Borrowings
Proceeds of borrowings			₨ 150,000
Borrowing term			31 months
Monthly instalments			₨ 4,838
Term Loan - Tranche 1 | Innoven capital | Second Loan
Borrowings
Proceeds of borrowings					₨ 672,550
Term Loan - Tranche 1 | Innoven capital | Second Loan | Foreign operations
Borrowings
Proceeds of borrowings | $				$ 5,000
Monthly instalments				$ 200	₨ 12,521
Number of instalments | installment				26	26
Term Loan - Tranche 1 | Innoven capital | Second Loan | Domestic
Borrowings
Proceeds of borrowings					₨ 320,000
Monthly instalments					₨ 12,308
Number of instalments | installment				26	26
Term Loan - Tranche 2 | Innoven capital | Initial Loan
Borrowings
Proceeds of borrowings		₨ 100,000
Borrowing term		30 months
Monthly instalments		₨ 3,333
Term Loan - Tranche 2 | Innoven capital | Second Loan
Borrowings
Proceeds of borrowings					₨ 357,308
Term Loan - Tranche 2 | Innoven capital | Second Loan | Foreign operations
Borrowings
Proceeds of borrowings | $				$ 2,800
Monthly instalments				$ 120	₨ 7,926
Number of instalments | installment				23	23
Term Loan - Tranche 2 | Innoven capital | Second Loan | Domestic
Borrowings
Proceeds of borrowings					₨ 175,000
Monthly instalments					₨ 7,609
Number of instalments | installment				23	23